Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS

Common Stocks -- 94.7%

Security                                          Shares        Value
--------------------------------------------------------------------------------

Advertising and Marketing Services -- 2.6%
--------------------------------------------------------------------------------
ACNielsen Corp.(1)                                45,668        $    1,290,121
Advo, Inc.(1)                                    170,000             4,483,750
Harte-Hanks Communications, Inc.                 144,604             4,121,214
Interpublic Group of Companies, Inc.             582,138            46,425,506
Omnicom Group, Inc.                            2,298,418           133,308,243
R.H. Donelley Corp.                                8,153               118,728
Snyder Communications, Inc.(1)(2)                442,500            14,929,397
Snyder Communications, Inc.(1)(2)                 40,000             1,348,875
TMP Worldwide, Inc.(1)                            43,000             1,806,000
True North Communications, Inc.                   93,000             2,499,375
True North Communications, Inc.(2)               200,000             5,358,248
WPP Group PLC                                    488,000             2,969,626
Young and Rubicam, Inc.(1)                       186,000             6,021,750
--------------------------------------------------------------------------------
                                                                $  224,680,833
--------------------------------------------------------------------------------

Aerospace and Defense -- 0.2%
--------------------------------------------------------------------------------
Allied Signal, Inc.                               25,000        $    1,107,813
Boeing Company (The)                             228,127             7,442,643
Raytheon Co., Class B                            213,564            11,372,283
--------------------------------------------------------------------------------
                                                                $   19,922,739
--------------------------------------------------------------------------------

Apparel & Textiles -- 0.0%
--------------------------------------------------------------------------------
Unifi, Inc.                                       50,000        $      978,125
--------------------------------------------------------------------------------
                                                                $      978,125
--------------------------------------------------------------------------------

Auto and Parts -- 0.9%
--------------------------------------------------------------------------------
Aftermarket Technology Corp.(1)(2)                46,000        $      361,767
Borg-Warner Automotive, Inc.                     225,000            12,557,813
DaimlerChrysler(1)                                19,952             1,916,639
Ford Motor Co.                                    32,000             1,878,000
General Motors Corp.                               3,969               284,032
Genuine Parts Co.                                147,059             4,917,285
Harley-Davidson, Inc.                              1,000                47,375
Magna International, Inc., Class A               875,000            54,250,000
Meritor Automotive, Inc.                          61,133             1,295,255
SPX Corp.(1)                                      47,862             3,206,754
TRW, Inc.                                          2,000               112,375
--------------------------------------------------------------------------------
                                                                $   80,827,295
--------------------------------------------------------------------------------

Banks - Money Center -- 0.1%
--------------------------------------------------------------------------------
Bank of Montreal                                  36,650        $    1,470,581
Chase Manhattan Corp.                             78,566             5,347,398
Morgan (J.P.) & Co., Inc.                          1,000               105,063
National Westminster Bank PLC                      8,753             1,037,231
--------------------------------------------------------------------------------
                                                                $    7,960,273
--------------------------------------------------------------------------------

Banks - Regional -- 5.4%
--------------------------------------------------------------------------------
AmSouth Bancorporation                            27,492        $    1,254,323
Bank of Granite Corp.                             22,500               621,563
Bank of New York Co., Inc. (The)                 245,144             9,867,046
Bank One Corp.                                   839,254            42,854,407
Bank United Corp.                                 65,000             2,551,250
BankAmerica Corp.                                611,569            36,770,586
BankBoston Corp.                               1,502,000            58,484,125
BB&T Corp.                                        66,470             2,679,572
City National Corp.                              100,000             4,162,500
Colonial Bancgroup, Inc. (The)                   310,822             3,729,864
Comerica, Inc.                                   100,779             6,871,868
Community First Bancshares, Inc.                 296,000             6,234,500
Community First Bancshares, Inc.(2)               72,000             1,514,604
Compass Bancshares, Inc.                         171,112             6,512,951
Crestar Financial Corp.                           83,348             6,001,056
Fifth Third Bancorp                              126,710             9,036,007
First Citizens BancShares, Inc.                   47,900             4,311,000
First Tennessee National Corp.                    33,488             1,274,637
First Union Corp.                              1,054,655            64,136,206
Fleet Financial Group, Inc.                      114,972             5,137,811
Golden West Financial Corp.                        7,000               641,813
Keycorp                                          422,594            13,523,008
Marshall and Ilsley Corp.                         20,000             1,168,750
Mellon Bank Corp.                                 16,000             1,100,000
Mercantile Bancorporation, Inc.                  168,462             7,770,310
National City Corp.                               90,150             6,535,875
National Commerce Bancorporation(2)              159,632             3,002,076
Northern Trust Corp.                             181,898            15,881,969
Old Kent Financial Corp.                          33,000             1,534,500
PNC Bank Corp.                                    62,502             3,382,921
Regions Financial Corp.                           49,300             1,987,406
Southwest Bancorporation of Texas, Inc.(1)         7,688               137,423
Sovereign Bancorp., Inc.                         366,000             5,215,500
Summit Bancorp.                                   21,000               917,438
SunTrust Banks, Inc.                                 480                36,720


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                                          Shares        Value
--------------------------------------------------------------------------------

Banks - Regional (continued)
--------------------------------------------------------------------------------
Synovus Financial                                 41,776        $    1,018,290
U.S. Bancorp.                                    155,474             5,519,327
Union Planters Corp.                              56,875             2,577,148
Valley National Bancorp.                         230,863             6,507,451
Wachovia Corp.                                    37,199             3,252,588
Washington Mutual, Inc.                          143,506             5,480,135
Wells Fargo & Co.                              2,714,048           108,392,291
Westamerica Bancorporation                        82,596             3,035,403
Zions Bancorporation                              20,000             1,247,500
--------------------------------------------------------------------------------
                                                                $  473,871,718
--------------------------------------------------------------------------------

Beverages -- 1.5%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                        546,465        $   35,861,766
Coca-Cola Company (The)                          612,666            40,972,039
PepsiCo, Inc.                                  1,343,931            55,017,175
--------------------------------------------------------------------------------
                                                                $  131,850,980
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.5%
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)            108,600        $    5,918,700
Comcast Corp., Class A                            62,500             3,667,969
Cox Communications, Inc., Class A(1)             193,319            13,363,176
Infinity Broadcasting Corp.(1)                    34,500               944,438
Liberty Media Group, Class A(1)                   91,828             4,229,827
MediaOne Group, Inc.(1)                        1,259,024            59,174,128
Tele-Communications, Inc., Series A(1)           546,073            30,204,663
Univision Communications, Inc.(1)                200,649             7,260,986
Univision Communications, Inc.(1)(2)             183,556             6,634,130
--------------------------------------------------------------------------------
                                                                $  131,398,017
--------------------------------------------------------------------------------

Building Materials and Tools -- 0.5%
--------------------------------------------------------------------------------
American Standard Companies, Inc.(1)             172,899        $    6,224,364
CRH PLC                                          258,294             4,443,380
Interface, Inc.                                  484,412             4,495,973
Masco Corp.                                      228,662             6,574,033
Sherwin-Williams Co. (The)                        44,670             1,312,181
Snap-On, Inc.                                     44,444             1,547,207
Valspar Corp.                                    620,000            23,133,750
Walter Industries, Inc.(1)                         1,000                15,313
--------------------------------------------------------------------------------
                                                                $   47,746,201
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.0%
--------------------------------------------------------------------------------
Cintas Corp.                                     131,244        $    9,244,499
Corrections Corporation of America(1)             97,310             1,715,089
Fair, Issac and Co., Inc.                         88,828             4,102,743
Fair, Issac and Co., Inc.(2)                     150,000             6,922,352
Half (Robert) International, Inc.(1)               1,800                80,438
Manpower, Inc.                                   110,000             2,770,625
Metzler Group, Inc. (The)(1)                     314,880            15,330,720
Metzler Group, Inc. (The)(1)(2)                  273,312            13,291,353
Navigant International, Inc.(1)                   59,631               458,413
Romac International, Inc.(1)(2)                   45,546             1,013,061
ServiceMaster Co.                                515,201            11,366,622
Staff Leasing, Inc.(1)                            78,125               908,203
Staff Leasing, Inc.(1)(2)                         78,125               906,992
Sylvan Learning Systems, Inc.(1)                 509,469            15,538,805
Viad Corp.                                        40,314             1,224,538
--------------------------------------------------------------------------------
                                                                $   84,874,453
--------------------------------------------------------------------------------

Chemicals -- 0.8%
--------------------------------------------------------------------------------
Bayer AG ADR                                      40,000        $    1,670,348
Dow Chemical Co. (The)                            21,318             1,938,606
DuPont (E.I.) de Nemours & Co.                   223,800            11,875,388
Eastman Chemical Co.                                 123                 5,504
Monsanto Co.                                   1,142,240            54,256,400
Octel Corp.(1)                                     8,322               115,468
Solutia, Inc.                                    200,336             4,482,518
--------------------------------------------------------------------------------
                                                                $   74,344,232
--------------------------------------------------------------------------------

Communications Equipment -- 2.0%
--------------------------------------------------------------------------------
3Com Corp.(1)                                    902,883        $   40,460,444
Ascend Communications, Inc.(1)                    11,000               723,250
Comverse Technology, Inc.(1)                     100,000             7,100,000
Dialogic Corp.(1)                                 80,000             1,572,504
General Cable Corp.                                3,000                61,500
General Motors Corp., Class H(1)                 300,000            11,906,250
L.M. Ericsson Telephone Co., ADR                 452,000            10,819,750
Lucent Technologies, Inc.                         19,369             2,130,590
Nokia Corp., Class A ADR                         644,720            77,648,464
Northern Telecom Ltd. ADR                        138,263             6,930,433
PairGain Technologies, Inc.(1)                   350,581             2,695,091
Salient 3 Communications, Inc., Class A           78,125               712,891
Tellabs, Inc.(1)                                 151,623            10,395,652
--------------------------------------------------------------------------------
                                                                $  173,156,819
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                          Shares        Value
--------------------------------------------------------------------------------

Communications Services -- 1.9%
--------------------------------------------------------------------------------
Airtouch Communications, Inc.(1)                   1,420        $      102,418
Aliant Communications, Inc.                       86,322             3,528,412
Alltel Corp.                                      54,746             3,274,520
American Tower Corp., Class A(1)                 149,451             4,418,145
Ameritech Corp.                                   28,968             1,835,847
AT&T Corp.                                        71,617             5,389,179
Bell Atlantic Corp.                                8,448               447,744
BellSouth Corp.                                   43,912             2,190,111
Citizens Utilities Corp., Class B(1)              45,311               368,154
Frontier Corp.                                    32,129             1,092,386
GTE Corp.                                         12,176               791,440
GTE Corp.(2)                                      17,500             1,128,021
Intermedia Communications, Inc.(1)               113,637             1,960,238
ITC Deltacom, Inc.(1)(2)                         628,773             9,536,050
IXC Communications, Inc.(1)                      135,000             4,539,375
MCI Worldcom, Inc.(1)                          1,422,741           102,081,666
McLeodUSA, Inc.(1)                                57,143             1,785,719
McLeodUSA, Inc.(1)(2)                             36,000             1,124,625
Nextel Communications, Inc., Class A(1)           75,830             1,791,484
Premiere Technologies, Inc.(1)                    28,000               206,500
SBC Communications, Inc.                          10,437               559,684
Sprint Corp.                                       1,885               158,576
Sprint Corp. (PCS Group)(1)                          942                21,784
Tel-Save Holdings, Inc.(1)                       247,376             4,143,548
Telecom Corp. of New Zealand Ltd. ADR              8,000               285,500
Teleglobe, Inc.                                   88,500             3,186,000
Telephone & Data Systems, Inc.                   131,756             5,920,785
US West, Inc.                                     26,551             1,715,858
Winstar Communications, Inc.(1)                   11,424               445,536
--------------------------------------------------------------------------------
                                                                $  164,029,305
--------------------------------------------------------------------------------

Computer Software -- 2.9%
--------------------------------------------------------------------------------
Aspect Development, Inc.(1)(2)                   100,000        $    4,417,439
Baan Co., NV ADR(1)                              223,926             2,351,223
BMC Software, Inc.(1)                              8,000               356,500
Boole and Babbage, Inc.(1)                        40,000             1,177,500
Cadence Design Systems, Inc.(1)                  506,000            15,053,500
Computer Associates International, Inc.          854,500            36,423,063
Compuware Corp.(1)                                 1,400               109,375
CSG Systems International, Inc.(1)                20,558             1,624,082
HNC Software, Inc.(1)                            329,814            13,336,854
HNC Software, Inc.(1)(2)                         147,980             5,981,448
Intuit, Inc.(1)                                  285,917            20,728,983
Microsoft Corp.(1)                               281,755            39,075,897
Oracle Corp.(1)                                1,262,500            54,445,313
Parametric Technology Corp.(1)                    94,600             1,537,250
PeopleSoft, Inc.(1)                              354,174             6,707,170
Platinum Technology, Inc.(1)                     155,000             2,964,375
Sapient Corp.(1)                                 323,876            18,137,056
Security Dynamics Technologies, Inc.(1)           40,000               920,000
Siebel Systems, Inc.(1)                          118,000             4,004,625
Siebel Systems, Inc.(1)(2)                       300,000            10,149,518
Sterling Commerce, Inc.(1)                         2,388               107,460
Structural Dynamics Research Corp.(1)            675,000            13,415,625
Wind River Systems, Inc.(1)                       21,622             1,016,234
Wind River Systems, Inc.(1)(2)                    13,000               610,796
--------------------------------------------------------------------------------
                                                                $  254,651,286
--------------------------------------------------------------------------------

Computers and Business Equipment -- 7.6%
--------------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                        33,715        $      282,363
Cisco Systems, Inc.(1)                         1,026,251            95,248,920
Compaq Computer Corp.                             38,490             1,614,174
Dell Computer Corp.(1)                             3,800               278,113
Dell Computer Corp.(1)(2)                      1,500,000           109,744,655
Dell Computer Corp.(1)(2)                        150,512            10,999,533
EMC Corp.(1)                                      22,162             1,883,770
Fore Systems, Inc.(1)                            222,250             4,069,953
Fore Systems, Inc.(1)(2)                          38,466               703,528
Gateway 2000, Inc.(1)(2)                         200,000            10,224,703
Gateway 2000, Inc.(1)(2)                         200,000            10,190,578
Hewlett-Packard Co.                              588,680            40,214,203
International Business Machines Corp.            154,198            28,488,081
Lexmark International Group, Inc.(1)           1,841,746           185,095,472
Seagate Technology, Inc.(1)                       40,000             1,210,000
Sun Microsystems, Inc.(1)                          3,500               299,688
Xerox Corp.                                    1,334,000           157,411,999
--------------------------------------------------------------------------------
                                                                $  657,959,733
--------------------------------------------------------------------------------

Conglomerates -- 1.4%
--------------------------------------------------------------------------------
General Electric Co.                           1,066,342        $  108,833,529
General Electric Co.(2)                           21,155             2,157,675
United Technologies Corp.                         86,242             9,378,818
--------------------------------------------------------------------------------
                                                                $  120,370,022
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                          Shares        Value
--------------------------------------------------------------------------------

Consumer Services -- 0.3%
--------------------------------------------------------------------------------
Block (H&R), Inc.                                366,177        $   16,477,965
Cendant Corp.(1)                                 187,999             3,583,731
Service Corp. International                      130,389             4,962,931
Stewart Enterprises, Inc.                        153,992             3,426,322
--------------------------------------------------------------------------------
                                                                $   28,450,949
--------------------------------------------------------------------------------

Containers and Packaging -- 0.2%
--------------------------------------------------------------------------------
Sealed Air Corp.(1)                              325,000        $   16,595,313
Sonoco Products Co.                               78,571             2,327,666
--------------------------------------------------------------------------------
                                                                $   18,922,979
--------------------------------------------------------------------------------

Distribution Services -- 1.6%
--------------------------------------------------------------------------------
Airgas, Inc.(1)                                  536,219        $    4,792,457
Cardinal Health, Inc.                            747,356            56,705,637
School Specialty, Inc.(1)                         66,257             1,416,234
Sysco Corp.                                    1,766,922            48,479,922
U.S. Foodservice, Inc.(1)                        505,489            24,768,961
U.S. Foodservice, Inc.(1)(2)                      66,438             3,252,749
US Office Products Co.(1)                        149,077               577,674
Wilmar Industries, Inc.(1)                        50,000             1,015,625
--------------------------------------------------------------------------------
                                                                $  141,009,259
--------------------------------------------------------------------------------

Drugs -- 9.3%
--------------------------------------------------------------------------------
Abbott Laboratories                            1,208,935        $   59,237,814
Agouron Pharmaceuticals, Inc.(1)                 355,077            20,860,774
Allergan, Inc.                                    50,000             3,237,500
American Home Products Corp.                       4,600               259,038
Amgen, Inc.(1)                                   405,532            42,403,440
Astra AB, Class A                              1,074,400            21,937,207
Astra AB, Class B ADR                            160,000             3,310,000
Bristol-Myers Squibb Co.                         383,255            51,284,310
Covance, Inc.(1)                                  81,250             2,366,406
Elan Corp., PLC ADR(1)                           339,630            23,625,512
Genentech, Inc.(1)                                80,000             6,375,000
Genzyme Corp., Class A(1)                        970,000            48,257,500
Incyte Pharmaceuticals, Inc.(1)(2)               577,571            21,582,639
Incyte Pharmaceuticals, Inc.(1)                  150,856             5,638,243
Incyte Pharmaceuticals, Inc.(1)(2)               328,053            12,257,303
Lilly (Eli) & Co.                                825,448            73,361,690
Merck & Co., Inc.                                597,415            88,230,727
Parexel International Corp.(1)                    35,000               875,000
Pfizer, Inc.                                     881,021           110,513,071
Quintiles Transnational Corp.(1)                 195,420            10,430,543
Schering-Plough Corp.                            643,784            35,569,066
Sepracor, Inc.(1)                                440,000            38,775,000
SmithKline Beecham PLC ADR                       301,940            20,984,830
Teva Pharmaceutical Industries                   100,000             4,065,834
Ltd. ADR(2)
Vertex Pharmaceuticals, Inc.(1)                   35,000             1,041,250
Warner-Lambert Co.                               716,032            53,836,656
Watson Pharmaceuticals, Inc.(1)                  599,550            37,696,706
Watson Pharmaceuticals, Inc.(1)(2)               122,888             7,720,144
--------------------------------------------------------------------------------
                                                                $  805,733,203
--------------------------------------------------------------------------------

Electric Utilities -- 0.2%
--------------------------------------------------------------------------------
Central and South West Corp.                       1,600        $       43,900
Dominion Resources, Inc.                          28,938             1,352,852
Duke Energy Corp.                                  1,800               115,313
New England Electric System                        2,700               129,938
Teco Energy, Inc.                                 40,000             1,127,500
Texas Utilities Co.                              250,196            11,681,026
--------------------------------------------------------------------------------
                                                                $   14,450,529
--------------------------------------------------------------------------------

Electrical Equipment -- 0.5%
--------------------------------------------------------------------------------
American Power Conversion Corp.(1)               200,000        $    9,687,500
AMP, Inc.                                        112,340             5,848,701
Emerson Electric Co.                             159,148             9,628,454
Molex, Inc., Class A                              90,066             2,870,854
Rockwell International Corp.                     183,400             8,906,363
Sanmina Corp.(1)(2)                              150,000             9,363,281
Thomas and Betts Corp.                            22,963               994,585
--------------------------------------------------------------------------------
                                                                $   47,299,738
--------------------------------------------------------------------------------

Electronics - Instruments -- 0.2%
--------------------------------------------------------------------------------
Dionex Corp.(1)                                  362,140        $   13,263,378
Dionex Corp.(1)(2)                                40,000             1,460,434
Waters Corp.(1)                                   29,580             2,580,855
X-Rite, Inc.                                     310,000             2,402,500
X-Rite, Inc.(2)                                  118,000               914,195
--------------------------------------------------------------------------------
                                                                $   20,621,362
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                          Shares        Value
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.6%
--------------------------------------------------------------------------------
Altera Corp.(1)                                    3,600        $      219,150
Analog Devices, Inc.(1)                        1,630,000            51,141,250
Burr-Brown Corp.(1)                              600,000            14,062,500
Intel Corp.                                      857,173           101,628,573
KLA-Tencor Corp.(1)                               36,000             1,561,500
Lam Research Corp.(1)                            106,000             1,888,125
Level One Communications, Inc.(1)                 31,129             1,105,080
Linear Technologies Corp.                         66,000             5,911,125
Maxim Integrated Products Co.(1)(2)               20,664               895,311
Maxim Intergrated Products Co.(1)                 40,000             1,747,500
Motorola, Inc.                                   137,188             8,377,042
National Semiconductor Corp.(1)                   79,368             1,071,468
Smart Modular Technologies, Inc.(1)               60,000             1,665,000
Speedfam International, Inc.(1)                  221,000             3,784,625
Texas Instruments, Inc.                          337,948            28,915,676
Ultratech Stepper, Inc.(1)                       245,129             3,922,064
Uniphase Corp.(1)(2)                              25,932             1,798,433
--------------------------------------------------------------------------------
                                                                $  229,694,422
--------------------------------------------------------------------------------

Engineering and Construction -- 0.1%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)                162,455        $    6,620,041
--------------------------------------------------------------------------------
                                                                $    6,620,041
--------------------------------------------------------------------------------

Entertainment -- 0.6%
--------------------------------------------------------------------------------
Callaway Golf Co.(2)                              35,715        $      365,932
Disney (Walt) Co.                                 79,800             2,394,000
Fox Entertainment Group, Inc.(1)                 275,500             6,939,156
Mattel, Inc.                                      20,995               478,948
Time Warner Inc.(2)                               62,418             3,866,069
Time Warner Inc.                                 501,368            31,116,152
Viacom, Inc., Class A(1)                          10,727               789,105
Viacom, Inc., Class B(1)                          80,105             5,927,770
Westwood One(1)(2)                                61,200             1,860,782
--------------------------------------------------------------------------------
                                                                $   53,737,914
--------------------------------------------------------------------------------

Environmental Services -- 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)                 375,000        $    8,859,375
Browning-Ferris Industries, Inc.                 423,906            12,054,827
Eastern Environmental Services(1)                 83,552             2,475,228
U.S. Filter Corp.(1)                             160,412             3,669,425
Waste Management, Inc.                           741,981            34,594,864
--------------------------------------------------------------------------------
                                                                $   61,653,719
--------------------------------------------------------------------------------

Financial Services - Miscellaneous -- 3.4%
--------------------------------------------------------------------------------
American Express Co.                             616,648        $   63,052,257
Associates First Capital Corp.                   600,000            25,425,000
Capital One Financial Corp.                       73,411             8,442,265
Citigroup                                      1,395,960            69,100,019
Fannie Mae                                       940,805            69,619,569
FirstPlus Financial Group, Inc.(1)               120,000               330,000
Freddie Mac                                      352,900            22,739,994
Household International, Inc.                    339,293            13,444,485
Providian Financial Corp.                        266,261            19,969,538
--------------------------------------------------------------------------------
                                                                $  292,123,127
--------------------------------------------------------------------------------

Foods -- 3.4%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                       143,775        $    2,471,133
Bestfoods                                         22,400             1,192,800
Conagra, Inc.                                    326,199            10,275,269
Dean Foods Co.                                   150,944             6,160,402
Flowers Industries, Inc.                         435,781            10,431,508
General Mills, Inc.                               24,850             1,932,088
Keebler Food Products Co.(1)                      40,000             1,505,000
Keebler Food Products Co.(1)(2)                   31,480             1,180,744
Kellogg Co.                                       69,714             2,378,990
McCormick & Co., Inc.                            623,058            21,067,149
Nabisco Holdings Corp., Class A                  100,000             4,150,000
Pioneer Hi-Bred International, Inc.              952,171            25,708,617
Quaker Oats Co. (The)                             39,942             2,376,549
Ralston Purina Group                              74,659             2,417,085
Riviana Foods, Inc.                              150,000             3,703,125
Riviana Foods, Inc.(2)                           100,000             2,465,664
Sara Lee Corp.                                 1,155,944            32,583,172
Tyson Food, Inc.                                 870,276            18,493,365
Unilever ADR                                   1,652,000           137,012,749
Wrigley (Wm.) Jr. Co.                            113,180            10,136,684
--------------------------------------------------------------------------------
                                                                $  297,642,093
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                       Shares           Value
--------------------------------------------------------------------------------

Furniture and Appliances -- 0.5%
--------------------------------------------------------------------------------
HON Industries, Inc.                           1,135,488        $   27,180,744
HON Industries, Inc.(2)                          134,930             3,228,810
Leggett & Platt, Inc.                            298,328             6,563,216
Miller (Herman), Inc.                            120,000             3,225,000
--------------------------------------------------------------------------------
                                                                $   40,197,770
--------------------------------------------------------------------------------

Health Services -- 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                       59,821        $    4,703,426
Beverly Enterprises, Inc.(1)                     357,143             2,410,715
Concentra Managed Care, Inc.(1)                  410,257             4,384,622
FPA Medical Management, Inc.(1)(3)               315,000                 3,150
Genesis Health Ventures, Inc.(1)                   4,000                35,000
Health Management Associates, Inc., Class A(1)   361,170             7,810,301
HealthSouth Corp.(1)                             146,000             2,253,875
Integrated Health Services, Inc.                  50,000               706,250
Magellan Health Services, Inc.(1)                 50,000               418,750
MedPartners, Inc.(1)                              17,696                92,904
Omnicare, Inc.                                    25,650               891,338
Orthodontic Centers of America, Inc.(1)          100,000             1,943,750
Pacificare Health Systems, Inc., Class B(1)       19,500             1,550,250
PhyCor, Inc.(1)                                  312,500             2,128,906
Quest Diagnostics, Inc.(1)                        15,625               278,320
Quorum Health Group, Inc.(1)                      55,733               721,046
Renal Care Group, Inc.(1)                        175,282             5,050,313
Renal Care Group, Inc.(1)(2)                     196,225             5,646,195
Response Oncology, Inc.(1)                        44,761               181,842
Sunrise Assisted Living, Inc.(1)                 210,000            10,893,750
Sunrise Assisted Living, Inc.(1)(2)              140,000             7,259,232
United HealthCare Corp.                           20,000               861,250
Vencor, Inc.(1)                                   25,600               115,200
--------------------------------------------------------------------------------
                                                                $   60,340,385
--------------------------------------------------------------------------------

Household Products -- 2.7%
--------------------------------------------------------------------------------
Avon Products, Inc.                                8,700        $      384,975
Blyth Industries, Inc.(1)                        522,000            16,312,500
Blyth Industries, Inc.(1)(2)                      40,000             1,249,583
Blyth Industries, Inc.(1)(2)                      20,000               624,167
Colgate-Palmolive Co.                             54,337             5,046,549
Fortune Brands, Inc.                              67,500             2,134,688
Gillette Co.                                   2,632,556           127,185,361
Helen of Troy Ltd.(1)                             65,000               954,688
Kimberly-Clark Corp.                             551,168            30,038,656
Procter & Gamble Co.                             410,462            37,480,311
Rubbermaid, Inc.                                 463,920            14,584,485
--------------------------------------------------------------------------------
                                                                $  235,995,963
--------------------------------------------------------------------------------

Industrial Equipment -- 0.7%
--------------------------------------------------------------------------------
Dover Corp.                                      355,445        $   13,018,173
DT Industries, Inc.                               37,728               594,216
Federal Signal Corp.                             283,471             7,760,019
Illinois Tool Works, Inc.                        169,010             9,802,580
Parker-Hannifin Corp.                            150,898             4,941,910
Regal Beloit Corp.                               265,000             6,095,000
Tecumseh Products Co., Class A                   156,420             7,293,083
Tyco International Ltd.                           98,730             7,447,944
--------------------------------------------------------------------------------
                                                                $   56,952,925
--------------------------------------------------------------------------------

Information Services -- 4.7%
--------------------------------------------------------------------------------
Acxiom Corp.(1)                                  407,088        $   12,619,728
America Online, Inc.(1)                           21,600             3,456,000
At Home Corp., Series A(1)(2)                     20,291             1,478,584
At Home Corp., Series A(1)(2)                    100,000             7,373,953
Automatic Data Processing, Inc.                1,856,243           148,847,485
Aztec Technology Partners(1)                     119,262               432,324
Bell and Howell Co.(1)                           115,000             4,348,438
BISYS Group, Inc. (The)(1)                        53,873             2,781,194
Ceridian Corp.(1)                                 90,500             6,318,031
Computer Sciences Corp.                          650,202            41,897,391
DST Systems, Inc.(1)(2)                           93,000             5,302,390
Dun and Bradstreet Corp. (The)                    40,768             1,286,740
Electronic Data Systems Corp.                    155,000             7,788,750
Equifax, Inc.                                     40,000             1,367,500
First Data Corp.                                 282,761             8,959,989
HBO and Co.                                       27,599               791,746
IDX Systems Corp.(1)(2)                           35,000             1,538,717
IDX Systems Corp.(1)(2)                           25,000             1,096,572
IMS Health, Inc.                                 249,006            18,784,390
Lason, Inc.(1)(2)                                165,000             9,597,737
Lason, Inc.(1)(2)                                190,000            11,040,884
National Data Corp.                               81,333             3,959,900
Nielsen Media Research                            83,002             1,494,036
Nova Corp.(1)                                     75,758             2,627,856
Paychex, Inc.                                     87,976             4,525,266


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                          Shares        Value
--------------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------------
Reuters Holdings PLC ADR                         273,945        $   17,361,264
Reynolds & Reynolds, Inc., Class A               235,989             5,412,998
Saville Systems PLC ADR(1)                       320,000             6,080,000
Saville Systems PLC ADR(1)(2)                     99,197             1,882,387
Saville Systems PLC ADR(1)(2)                        297                 5,635
SunGard Data Systems, Inc.(1)                  1,732,319            68,751,409
--------------------------------------------------------------------------------
                                                                $  409,209,294
--------------------------------------------------------------------------------

Insurance -- 6.6%
--------------------------------------------------------------------------------
20th Century Industries                           70,700        $    1,639,356
Aegon, N.V. ADR                                   96,504            11,797,614
Allmerica Financial Corp.                          1,500                86,813
Allstate Corp. (The)                             170,416             6,582,318
American General Corp.                            91,153             7,109,934
American International Group, Inc.               427,911            41,346,901
AON Corp.                                         78,949             4,371,801
Berkshire Hathaway, Inc., Class A(1)                  80             5,600,000
Berkshire Hathaway, Inc., Class B(1)              38,078            89,482,900
Chubb Corp.                                      101,050             6,555,619
Conseco, Inc.(2)                                 100,000             3,052,175
Delphi Financial Group, Inc.(1)                   40,800             2,139,450
Gallagher (A.J.) and Co.                          35,000             1,544,375
HSB Group, Inc.                                   75,000             3,079,688
Jefferson-Pilot Corp.                             38,267             2,870,025
Kansas City Life Insurance Co.                    35,400             2,893,950
Lab Holdings, Inc.                                35,960               629,300
Marsh & McLennan Cos., Inc.                    2,138,866           124,989,981
Mercury General Corp.                              2,000                87,625
Mutual Risk Management Ltd.                    1,043,500            40,826,938
Progressive Corp.                                190,000            32,181,250
Protective Life Corp.                             64,346             2,561,775
Safeco Corp.                                      12,122               520,488
St. Paul Cos., Inc. (The)                        275,532             9,574,737
SunAmerica, Inc.                               1,810,644           146,888,494
Torchmark Corp.                                  222,850             7,869,391
Transamerica Corp.                                52,304             6,041,112
UICI(1)                                           57,257             1,402,797
UICI(1)                                          180,000             4,410,000
UNUM Corp.                                       152,200             8,884,675
--------------------------------------------------------------------------------
                                                                $  577,021,482
--------------------------------------------------------------------------------

Investment Services -- 0.7%
--------------------------------------------------------------------------------
E*Trade Group, Inc.(1)(2)                        100,000        $    4,634,268
Merrill Lynch & Co., Inc.                        349,756            23,346,213
Morgan Stanley Dean Witter & Co.                 300,431            21,330,601
Morgan Stanley Dean Witter & Co.(2)               52,000             3,687,385
Price (T. Rowe) Associates, Inc.                  86,716             2,970,023
Schwab (Charles) and Co., Inc.                    66,750             3,750,516
Waddell & Reed Financial, Inc., Class A           12,680               300,358
Waddell & Reed Financial, Inc., Class B           54,575             1,268,869
--------------------------------------------------------------------------------
                                                                $   61,288,233
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.2%
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.(2)                  500,000        $   18,433,400
Sunterra Corp.(1)(2)                              50,000               749,188
--------------------------------------------------------------------------------
                                                                $   19,182,588
--------------------------------------------------------------------------------

Medical Products -- 5.8%
--------------------------------------------------------------------------------
Allegiance Corp.                                  45,322        $    2,113,138
Ballard Medical Products                         519,966            12,641,673
Bausch & Lomb, Inc.                              115,804             6,948,240
Baxter International, Inc.                     1,266,028            81,421,425
Becton, Dickinson and Co.                          7,265               310,125
Becton, Dickinson and Co.(2)                      28,980             1,236,589
Boston Scientific Corp.(1)                     1,979,700            53,080,706
Dentsply International, Inc.                      42,000             1,081,500
ESC Medical Systems Ltd.(1)                       30,000               315,000
ESC Medical Systems Ltd.(1)(2)                   150,000             1,571,063
Guidant Corp.                                    100,000            11,025,000
Heartport, Inc.(1)                                41,026               241,028
Hillenbrand Industries, Inc.                     647,898            36,849,199
Johnson & Johnson Co.                          1,575,542           132,148,584
Medtronics, Inc.                               1,086,048            80,639,063
Schein (Henry) Corp.(1)(2)                       271,494            12,100,759
Schein (Henry), Corp.(1)                         555,700            24,867,575
Schein (Henry), Corp.(1)(2)                       17,000               759,799
Schein (Henry), Corp.(1)(2)                      281,000            12,557,984
Sofamor Danek Group, Inc.(1)                     223,000            27,150,250
St. Jude Medical, Inc.(1)                         42,144             1,166,862
Steris Corp.(1)                                   78,394             2,229,329
--------------------------------------------------------------------------------
                                                                $  502,454,891
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                          Shares        Value
--------------------------------------------------------------------------------

Metals - Gold -- 0.0%
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.               6,000        $       62,625
--------------------------------------------------------------------------------
                                                                $       62,625
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Cyprus Amax Minerals Co.                          20,950        $      209,500
Nucor Corp.(2)                                    22,648               979,199
--------------------------------------------------------------------------------
                                                                $    1,188,699
--------------------------------------------------------------------------------

Minerals and Fertilizer -- 0.0%
--------------------------------------------------------------------------------
Mississippi Chemical Corp.                       272,180        $    3,810,520
--------------------------------------------------------------------------------
                                                                $    3,810,520
--------------------------------------------------------------------------------

Natural Gas Distribution -- 0.1%
--------------------------------------------------------------------------------
Columbia Energy Group                                  1        $           29
Dynegy, Inc.                                     290,000             3,171,875
KN Energy, Inc.                                   20,000               727,500
National Fuel Gas Co.                              2,000                90,375
Sonat, Inc.                                      107,200             2,901,100
--------------------------------------------------------------------------------
                                                                $    6,890,879
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.1%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                               739,234        $   13,075,201
Core Laboratories(1)(2)                          560,000            10,668,767
Halliburton Co.                                1,501,550            44,483,419
National-Oilwell, Inc.(1)                         50,000               559,375
National-Oilwell, Inc.(1)(2)                     416,400             4,652,264
Newpark Resources, Inc.(1)                       110,000               749,375
Noble Drilling, Inc.(1)                          170,000             2,199,375
Patterson Energy, Inc.(1)                        200,000               812,500
Schlumberger Ltd.                                367,470            16,949,554
Syntroleum Corp.(1)                                2,735                16,923
Weatherford International(1)                      56,750             1,099,531
--------------------------------------------------------------------------------
                                                                $   95,266,284
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 1.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                       2,204,000        $   68,048,499
Apache Corp.                                     127,003             3,214,763
Burlington Resources, Inc.                       119,335             4,273,685
El Paso Energy Corp.                              45,000             1,566,563
Oryx Energy Co.(1)                               369,103             4,959,822
Triton Energy, Ltd.(1)                               700                 5,556
Union Pacific Resources Group, Inc.               79,795               723,142
USX-Marathon Group                                50,005             1,506,401
--------------------------------------------------------------------------------
                                                                $   84,298,431
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 1.2%
--------------------------------------------------------------------------------
Amoco Corp.                                      299,345        $   17,661,355
Atlantic Richfield Co.                            41,766             2,725,232
British Petroleum Co. PLC ADR                        512                48,640
Chevron Corp.                                     55,600             4,611,325
Exxon Corp.                                      222,963            16,304,169
Mobil Corp.                                      450,645            39,262,446
Murphy Oil Corp.                                  29,700             1,225,125
Pennzoil-Quaker State Co.                         74,458             1,102,907
Royal Dutch Petroleum Co.                         33,417             1,599,839
Texaco, Inc.                                         700                37,013
Tosco Corp.(2)                                   314,619             8,138,053
Tosco Corp.(2)                                   300,000             7,738,307
--------------------------------------------------------------------------------
                                                                $  100,454,411
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.6%
--------------------------------------------------------------------------------
Caraustar Industries, Inc.                       224,961        $    6,425,449
Champion International Corp.                      20,203               818,222
Fort James Corp.                                  56,401             2,256,040
Georgia-Pacific Corp. - G-P Group                305,098            17,867,302
Georgia-Pacific Corp. - G-P Group(2)              14,133               826,974
Georgia-Pacific Corp. - Timber Group             305,098             7,265,146
Louisiana Pacific Corp.                           55,364             1,013,853
Mead Corporation (The)                            38,768             1,136,387
Union Camp Corp.                                  80,309             5,420,858
Weyerhaeuser Co.                                 101,205             5,142,479
Willamette Industries, Inc.                       53,000             1,775,500
--------------------------------------------------------------------------------
                                                                $   49,948,210
--------------------------------------------------------------------------------

Photography -- 0.1%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                 64,225        $    4,624,200
--------------------------------------------------------------------------------
                                                                $    4,624,200
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                      Shares            Value
--------------------------------------------------------------------------------

Printing and Business Products -- 0.7%
--------------------------------------------------------------------------------
American Business Products, Inc.                 261,355        $    6,141,843
Avery Dennison Corp.                             803,004            36,185,368
Bowne & Co., Inc.                                172,640             3,085,940
Consolidated Graphics, Inc.(1)                    35,064             2,369,012
Consolidated Graphics, Inc.(1)(2)                 35,151             2,367,488
Consolidated Graphics, Inc.(1)(2)                 35,977             2,424,571
Corporate Express, Inc.(1)                        92,486               479,771
Danka Business Systems, PLC ADR                    1,000                 4,188
Deluxe Corp.                                      80,675             2,949,680
Donnelley (R.R.) & Sons Co.                       32,896             1,441,256
Harland (John H.) Co.                             51,540               814,976
Ikon Office Solutions, Inc.                      115,500               988,969
Workflow Management, Inc.(1)                      79,508               526,740
--------------------------------------------------------------------------------
                                                                $   59,779,802
--------------------------------------------------------------------------------

Publishing -- 1.2%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                110,220        $    2,197,511
Dow Jones & Co., Inc.                            376,300            18,109,438
Gannett Co., Inc.                                280,900            18,118,050
Houghton Mifflin Co.                              97,400             4,602,150
McGraw-Hill Companies, Inc. (The)                455,608            46,415,065
Meredith Corp.                                   190,000             7,196,250
The MacClatchy Co., Class A                       48,066             1,700,335
Times Mirror Co., Class A                        151,670             8,493,520
--------------------------------------------------------------------------------
                                                                $  106,832,319
--------------------------------------------------------------------------------

Real Estate -- 0.5%
--------------------------------------------------------------------------------
Avalonbay Communities, Inc.                       55,000        $    1,883,750
Catellus Development Corp.(1)                    290,000             4,150,625
Equity Office Properties Trust                     2,812                67,488
Grubb and Ellis Co.(1)(2)                        100,000               805,242
LaSalle Partners, Inc.(1)(2)                     213,193             6,273,777
Patriot America Hospitality, Inc.                132,212               793,272
Redwood Trust, Inc.                               71,710             1,003,940
Rouse Co. (The)                                  127,700             3,511,750
Trammell Crow Co.(1)(2)                          876,098            24,500,081
Ventas, Inc.(1)                                   25,600               312,000
--------------------------------------------------------------------------------
                                                                $   43,301,925
--------------------------------------------------------------------------------

Restaurants -- 1.1%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                             48,193        $    1,256,030
Boston Chicken, Inc.(1)(3)                        38,500                   385
Brinker International, Inc.(1)                   435,034            12,561,607
CKE Restaurants, Inc.(2)                         110,000             3,237,046
CKE Restaurants, Inc.(2)                          11,000               323,381
Lone Star Steakhouse and Saloon, Inc.(1)         145,981             1,341,200
Lone Star Steakhouse and Saloon, Inc.(1)(2)      200,000             1,835,203
McDonald's Corp.                                 270,607            20,735,261
Outback Steakhouse, Inc.(1)                       77,101             3,074,402
Outback Steakhouse, Inc.(1)(2)                   130,181             5,184,479
Outback Steakhouse, Inc.(1)(2)                   250,000             9,955,458
Papa John's International, Inc.(1)                25,807             1,138,734
Papa John's International, Inc.(1)(2)             51,744             2,280,350
Sonic Corp.(1)(2)                                 47,338             1,176,061
Starbucks Corp.(1)                               342,000            19,194,750
Tricon Global Restaurants, Inc.(1)               175,767             8,810,321
--------------------------------------------------------------------------------
                                                                $   92,104,668
--------------------------------------------------------------------------------

Retail - Food and Drug -- 4.6%
--------------------------------------------------------------------------------
Albertson's, Inc.                              2,340,219        $  149,042,697
Albertson's, Inc.(2)                              10,000               634,890
CVS Corp.                                      2,176,571           119,711,404
General Nutrition Companies, Inc.(1)              44,460               722,475
Hannaford Brothers Co.                            30,849             1,634,997
Kroger Co. (The)(1)                               22,800             1,379,400
Rite Aid Corp.                                     6,000               297,375
Safeway, Inc.(1)                               1,777,501           108,316,466
Walgreen Co.                                      13,750               805,234
Whole Foods Market, Inc.(1)                       90,000             4,353,750
Winn-Dixie Stores, Inc.                          320,221            14,369,917
--------------------------------------------------------------------------------
                                                                $  401,268,605
--------------------------------------------------------------------------------

Retail - General -- 1.8%
--------------------------------------------------------------------------------
99 Cents Only Stores(1)(2)                       428,337        $   21,033,989
Casey's General Stores, Inc.(2)                   75,000               976,529
Department 56, Inc.(1)                           190,000             7,136,875
Department 56, Inc.(1)(2)                         29,404             1,101,045
Dollar General Corp.                              25,625               605,391
Dollar Tree Stores, Inc.(1)                      292,500            12,778,594
Dollar Tree Stores, Inc.(1)(2)                   247,792            10,821,805
Harcourt General, Inc.                           216,416            11,510,626
May Department Stores Co. (The)                  104,258             6,294,577
Nordstrom, Inc.                                   27,610               957,722
Penney (J.C.) Company, Inc.                    1,117,673            52,390,922


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                                          Shares        Value
--------------------------------------------------------------------------------

Retail - General (continued)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                            428,060        $   34,860,136
--------------------------------------------------------------------------------
                                                                $  160,468,211
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.8%
--------------------------------------------------------------------------------
Abercrombie and Fitch Co., Class A(1)              2,802        $      198,242
Burlington Coat Factory Warehouse Corp.          543,600             8,867,475
Home Depot, Inc. (The)                         2,517,746           154,054,582
Limited, Inc. (The)                              205,000             5,970,625
Lowe's Companies                                  60,000             3,071,250
Office Depot, Inc.(1)                            140,000             5,171,250
OfficeMax, Inc.(1)                               672,867             8,242,621
Pep Boys - Manny, Moe & Jack (The)                35,476               556,530
Pep Boys - Manny, Moe & Jack (The)(2)             62,500               980,142
Pier 1 Imports, Inc.(2)                          150,000             1,451,914
Pier 1 Imports, Inc.(2)                           75,000               725,654
Pier 1 Imports, Inc.(2)                          125,000             1,207,163
Republic Industries, Inc.(1)                   2,719,023            40,105,589
Staples, Inc.(1)                                 150,000             6,553,125
Tandy Corp.                                       60,000             2,471,250
Tiffany and Co.                                   22,000             1,141,250
TJX Companies, Inc. (The)                         50,000             1,450,000
Toys "R" Us, Inc.(1)                              73,255             1,236,178
--------------------------------------------------------------------------------
                                                                $  243,454,840
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 1.3%
--------------------------------------------------------------------------------
Corning, Inc.                                    130,000        $    5,850,000
Dexter Corp. (The)                                36,139             1,136,120
Ecolab, Inc.                                   2,063,536            74,674,208
International Flavors & Fragrances, Inc.         148,101             6,544,213
International Specialty Products, Inc.(1)         59,000               800,188
MacDermid, Inc.                                   30,000             1,173,750
Millipore Corp.                                  101,440             2,884,700
Minnesota Mining & Manufacturing Co.              42,731             3,039,242
Morton International, Inc.                        34,000               833,000
Nalco Chemical Co.                               224,852             6,970,412
Pall Corp.                                       216,000             5,467,500
RPM, Inc.                                         70,138             1,122,208
--------------------------------------------------------------------------------
                                                                $  110,495,541
--------------------------------------------------------------------------------

Tobacco -- 0.2%
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                         249,706        $   13,359,271
--------------------------------------------------------------------------------
                                                                $   13,359,271
--------------------------------------------------------------------------------

Transportation -- 0.4%
--------------------------------------------------------------------------------
Arnold Industries, Inc.                          148,543        $    2,395,256
Burlington Northern Santa Fe Corp.               188,799             6,371,966
Coach USA, Inc.(1)                               168,889             5,858,337
Coach USA, Inc.(1)(2)                            185,676             6,438,704
FDX Corp.(1)                                      93,723             8,341,347
Heartland Express, Inc.(1)                       250,000             4,375,000
Union Pacific Corp.                               92,081             4,149,400
--------------------------------------------------------------------------------
                                                                $   37,930,010
--------------------------------------------------------------------------------

Trucks and Parts -- 0.0%
--------------------------------------------------------------------------------
Paccar, Inc.                                      46,602        $    1,916,507
--------------------------------------------------------------------------------
                                                                $    1,916,507
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $5,715,068,624)                            $8,246,680,855
--------------------------------------------------------------------------------

Put Options Purchased -- 0.0%

Security                                          Shares        Value
--------------------------------------------------------------------------------

Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------------
Dell Computer, Expires 1/16/99, Strike
Price 45                                         250,000        $       31,250
Dell Computer, Expires 1/16/99, Strike
Price 50                                         250,000                15,625
Dell Computer, Expires 2/20/99, Strike
Price 50                                         250,000               195,313
Dell Computer, Expires 2/20/99, Strike
Price 55                                         500,000               562,500
--------------------------------------------------------------------------------
                                                                $      804,688
--------------------------------------------------------------------------------

Total Put Options Purchased
    (identified cost $5,771,939)                                $      804,688
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Rights -- 0.0%


Security                                          Shares        Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 0.0%
--------------------------------------------------------------------------------
Triton Energy, Ltd.(1)                                51        $            0
--------------------------------------------------------------------------------
                                                                $            0
--------------------------------------------------------------------------------
Total Rights
    (identified cost $0)                                        $            0
--------------------------------------------------------------------------------
Convertible Preferred Stocks -- 0.4%


Security                                          Shares        Value
--------------------------------------------------------------------------------
Entertainment -- 0.4%
--------------------------------------------------------------------------------
Time Warner Inc., Series J(3)                    100,187        $   26,526,391
Time Warner Inc., Series J(2)(3)                  21,410             5,657,362
--------------------------------------------------------------------------------
                                                                $   32,183,753
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
American General Corp., Series D                  21,474        $    1,406,547
--------------------------------------------------------------------------------
                                                                $    1,406,547
--------------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------------
Aetna, Inc., Series C                                449        $       34,152
--------------------------------------------------------------------------------
                                                                $       34,152
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
    (identified cost $14,428,021)                               $   33,624,452
--------------------------------------------------------------------------------

Commercial Paper -- 4.3%
--------------------------------------------------------------------------------

Short-Term Investments -- 0.7%

                                          Face Amount
Name of Company                           (000's omitted)       Value
--------------------------------------------------------------------------------
American Express Credit Corp.,
6.00%, 1/8/99                                 $   76,827        $   76,737,368
Associates Corp. of North America,
5.25%, 1/4/99                                     37,141            37,124,751
Corporate Receivables Corp.,
5.50%, 1/8/99                                     30,000            29,967,917
Ford Motor Credit Co., 5.53%, 1/8/99              77,696            77,612,455
General Electric Capital Co., 5.50%, 1/4/99       56,607            56,581,055
Prudential Funding Corp., 5.80%, 1/8/99           95,000            94,892,861
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $372,916,407)                              $  372,916,407
--------------------------------------------------------------------------------

                                          Face Amount
Name of Company                           (000's omitted)       Value
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
4.50%, 1/4/99                                 $   59,313        $   59,290,758
--------------------------------------------------------------------------------

Total Short-Term Investments
    (identified cost $59,290,758)                               $   59,290,758
--------------------------------------------------------------------------------

Total Investments -- 100.1%
    (identified cost $6,167,475,749)                            $8,713,317,160
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.1)%                        $   (8,457,825)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                            $8,704,859,335
--------------------------------------------------------------------------------

ADR-American Depositary Receipt

(1)  Non-income producing security.
(2) Security restricted from resale for a period not exceeding one year. At December 31, 1998, the value of these securities totaled $565,804,292 or 6.5% of net assets.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
----------------------------------------------------------------------------------------
Investments, at value
     (identified cost $6,167,475,749)                                 $   8,713,317,160
Cash                                                                            208,496
Receivable for investments sold                                                  31,917
Dividends receivable                                                          6,284,080
Tax reclaim receivable                                                          123,448
Other assets                                                                    388,094
Deferred organization expenses                                                    4,165
----------------------------------------------------------------------------------------
Total assets                                                          $   8,720,357,360
----------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------
Payable for investments purchased                                     $      15,294,800
Payable to affiliate for Trustees' fees                                           6,091
Other accrued expenses                                                          197,134
----------------------------------------------------------------------------------------
Total liabilities                                                     $      15,498,025
----------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio             $   8,704,859,335
----------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals               $   6,159,017,924
Net unrealized appreciation (computed on the basis of
     identified cost)                                                     2,545,841,411
----------------------------------------------------------------------------------------
Total                                                                 $   8,704,859,335
----------------------------------------------------------------------------------------

Statement of Operations

                                           Period Ended                Year Ended
Investment Income                          December 31, 1998(1)        October 31, 1998
----------------------------------------------------------------------------------------
Dividends (net of foreign taxes,
     $151,392 and
     $555,644, respectively)                 $    12,251,934            $    54,405,581
Interest                                           3,422,672                 11,564,060
----------------------------------------------------------------------------------------
Total investment income                      $    15,674,606            $    65,969,641
----------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------
Investment adviser fee                       $     6,020,740            $    24,370,514
Trustees fees and expenses                             5,901                     30,273
Custodian fee                                        166,036                    729,631
Legal and accounting services                         70,710                    129,922
Amortization of organization                             363                      2,176
     expenses
Miscellaneous                                          6,208                    384,423
----------------------------------------------------------------------------------------
Total expenses                               $     6,269,958            $    25,646,939
----------------------------------------------------------------------------------------

Net investment income                        $     9,404,648            $    40,322,702
----------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investments (identified cost
         basis)                              $    21,475,026            $   (88,268,073)
----------------------------------------------------------------------------------------
Net realized gain (loss)                     $    21,475,026            $   (88,268,073)
----------------------------------------------------------------------------------------
Change in unrealized
     appreciation (depreciation) --
     Investments (identified cost
         basis)                              $   950,828,792            $   540,179,532
----------------------------------------------------------------------------------------
Net change in unrealized
     appreciation (depreciation)             $   950,828,792            $   540,179,532
----------------------------------------------------------------------------------------

Net realized and unrealized gain             $   972,303,818            $   451,911,459
----------------------------------------------------------------------------------------

Net increase in net assets
     from operations                         $   981,708,466            $   492,234,161
----------------------------------------------------------------------------------------

(1) For the two-month period ended December 31, 1998.

                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                             Period Ended              Year Ended                Year Ended
Increase (Decrease) in Net Assets                            December 31, 1998(1)      October 31, 1998          October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
From operations--
     Net investment income                                   $       9,404,648         $     40,322,702          $     14,399,615
     Net realized gain (loss)                                       21,475,026              (88,268,073)               52,637,579
     Net change in unrealized appreciation (depreciation)          950,828,792              540,179,532               375,109,348
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $     981,708,466         $    492,234,161          $    442,146,542
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                           $     858,758,546         $  4,084,235,841          $  1,907,707,281
     Withdrawals                                                  (121,286,161)            (462,237,336)             (415,207,575)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions         $     737,472,385         $  3,621,998,505          $  1,492,499,706
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                   $   1,719,180,851         $  4,114,232,666          $  1,934,646,248
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       $   6,985,678,484         $  2,871,445,818          $    936,799,570
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                             $   8,704,859,335         $  6,985,678,484          $  2,871,445,818
------------------------------------------------------------------------------------------------------------------------------------

(1) For the two-month period ended December 31, 1998.

                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                               Year Ended October 31,
                                                               Period Ended      ---------------------------------------------------
                                                          December 31, 1998(1)        1998             1997              1996(2)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                               0.48%(3)           0.50%            0.56%          0.66%(3)
Net investment income                                                  0.72%(3)           0.78%            0.81%          0.91%(3)
Portfolio Turnover                                                        3%                12%              14%             6%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $8,704,859         $6,985,678       $2,871,446       $936,800
------------------------------------------------------------------------------------------------------------------------------------

(1)  For the two-month period ended December 31, 1998.
(2) For the period from the start of business, December 1, 1995, to October 31, 1996.
(3)  Annualized.

                       See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   ---------------------------------------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

   D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss

Tax-Managed Growth Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   on the transaction if the market value of the securities sold increases before the securities are delivered.

   G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
   ---------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research
   (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period ended December 31, 1998, the adviser fee was 0.46% (annualized) of the Portfolio's average net assets. For the year ended October 31, 1998, the adviser fee was 0.47% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 1998 and the year ended October 31, 1998, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3  Investment Transactions
   ---------------------------------------------------------------------------
   For the two-month period ended December 31, 1998, purchases and sales of investments, other than short-term obligations, aggregated $472,302,414 and $190,511,645, respectively. In addition, investments having an aggregate market value of $24,998,564 at dates of withdrawal were distributed in payment for capital withdrawals resulting in capital gains for book purposes of $629,507. During the period ended December 31, 1998, investors contributed securities with a value of $517,599,932. For the year ended October 31, 1998, purchases and sales of investments, other than short-term obligations, aggregated $2,151,267,687 and $608,237,096, respectively. In addition, investments having an aggregate market value of $136,368,120 at dates of withdrawal were distributed in payment for capital withdrawals resulting in capital gains for book purposes of $125,868,954. During the year ended October 31, 1998, investors contributed securities with a value of $1,855,101,919.

4  Federal Income Tax Basis of Investment
   ---------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1998, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                        $3,223,058,075
   ---------------------------------------------------------------------------
   Gross unrealized appreciation                         $5,518,035,727

   Gross unrealized depreciation                            (27,776,642)
   ---------------------------------------------------------------------------

   Net unrealized appreciation                           $5,490,259,085
   ---------------------------------------------------------------------------

5  Financial Instruments
   ---------------------------------------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

Tax-Managed Growth Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at December 31, 1998.

6  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the two-month period ended December 31, 1998 nor during the year ended October 31, 1998.

7  Fiscal Year End Change
   ---------------------------------------------------------------------------
   Effective November 1, 1998, the Portfolio changed its fiscal year-end to December 31.

Tax-Managed Growth Portfolio as of December 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and  Investors
of Tax-Managed Growth Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 1998, the related statements of operations for the two-month period ended December 31, 1998 and for the year ended October 31, 1998, the statements of changes in net assets for the two-month period ended December 31, 1998 and for each of the years in the two-year period ended October 31, 1998, and the supplementary data for the two-months ended December 31, 1998 and for each of the years in the two-year period ended October 31, 1998 and for the period from the start of business, December 1, 1995 to October 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 1998, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.


                                   DELOITTE & TOUCHE LLP
                                   Boston, Massachusetts
                                   February 12, 1999

Tax-Managed Growth Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT

Tax-Managed Growth Portfolio

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant